Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of income before income taxes

	Year Ended December 31,
	(Amount in Thousands)
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Mainland China	588,048	283,045	493,222	67,571
Hong Kong	389,517	743,619	237,512	32,539
Cayman Islands	39,463	6,537	13,409	1,837
Others	132,521	176,046	123,462	16,914
Total	1,149,549	1,209,247	867,605	118,861

Schedule of tax expense

	Year Ended December 31,
	(Amount in Thousands)
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Current Tax	354,108	248,353	177,872	24,369
Deferred Tax	(87,000)	14,007	90,719	12,428
Total	267,108	262,360	268,591	36,797

Schedule of reconciliation between the statutory tax rate to (loss) income before income taxes and the actual provision for income taxes

	Year Ended December 31,
	2022	2023	2024
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(0.07)%	0.33%	1.49%
Effect of tax-free investment income	(0.72)%	(2.13)%	(0.78)%
Effect of different tax rate of subsidiary in other jurisdiction	(6.61)%	(6.12)%	(1.81)%
Effect of deferred tax assets allowance	7.22%	2.78%	6.50%
Effect of tax holidays	(0.92)%	(0.56)%	(1.43)%
Effect of income from equity in fund of fund	1.21%	1.03%	(2.60)%
Effect of dividend withholding tax	1.74%	1.26%	2.92%
Effect of true-ups	(3.36)%	0.33%	1.30%
Effect of others	(0.25)%	(0.22)%	0.37%
	23.24%	21.70%	30.96%

Schedule of aggregate amount and per share effect of the tax holidays

	Year Ended December 31,
	(Amount in Thousands Except Shares Data)
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Aggregate	10,594	6,807	12,407	1,700
Per share effect-basic[1]	0.03	0.02	0.04	0.01
Per share effect-diluted[1]	0.03	0.02	0.04	0.01

Note 1: Results have been retroactively adjusted to reflect the 1-for-10 Share Subdivision effective on October 27, 2023. See Note 2 for details.

Schedule of principal components of the deferred income tax asset and liabilities

	As of December 31,
	(Amount in Thousands)
	2023	2024	2024
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses and payroll	93,938	55,061	7,543
Tax loss carry forward	548,814	521,234	71,409
Unrealized other loss	11,230	13,132	1,799
Provision for impairment of investments	42,322	44,837	6,143
Provision for allowance of credit losses	38,818	39,099	5,357
Provision for contingent liability	24,750	24,758	3,392
Others	9,080	4,479	613
Gross deferred tax assets	768,952	702,600	96,256
Valuation allowance	(319,780)	(364,750)	(49,971)
Deferred tax assets	449,172	337,850	46,285
Deferred tax liabilities:
Unrealized investment income	65,325	67,073	9,189
Timing difference on revenue recognition	16,895	16,895	2,315
Dividend withholding tax	15,260	—	—
Acquired deferred tax liabilities (Note 7)	182,602	180,769	24,765
Deferred tax liabilities	280,082	264,737	36,269

Schedule of movements of valuation allowance of deferred tax assets

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(Amount in Thousands)
Balance at beginning of the year	271,813	333,467	319,780
Provided	94,856	41,912	58,979
Addition due to acquisition	—	5,615	—
Write off	(23,730)	(52,995)	(11,425)
Reversal	(9,472)	(8,219)	(2,584)
Balance at ending of the year	333,467	319,780	364,750